Related Party Transactions (Schedule Of Significant Subsidiaries) (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Shaw Cablesystems Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Cablesystems G.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Envision Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Telecom Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Telecom G.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Satellite Services Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Star Choice Television Network Incorporated [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shaw Satellite G.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Freedom Mobile Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%